SCHEDULE OF LONG-TERM RENTAL DEPOSITS (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Sub-total	$ 97,663	$ 15,424
Less: allowance for expected credit loss	(236)
Total	97,427	15,424
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Sub-total	97,663
Total	97,427
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Sub-total		15,424
Total		$ 15,424